Fair Value Measurements (Quantitative Information for Assets Measured at Fair Value) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans	$ 3,648,000	$ 8,259,000
Other real estate owned	744,000	355,000
Impaired Loans [Member] | Appraisal and Liquidation Adjustments [Member] | Appraisal of Collateral [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans	1,104,000	1,574,000
Other Real Estate Owned [Member] | Appraisal and Liquidation Adjustments [Member] | Appraisal of Collateral [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other real estate owned	$ 149,000	$ 27,000
Other real estate owned, measurement input	0.02	0.22
Mortgage Servicing Rights [Member] | Estimated Pre-Payment Speed, Based on Rate and Term [Member] | Multiple of Annual Servicing Fee [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Mortgage servicing rights	$ 200,000	$ 225,000
Maximum [Member] | Impaired Loans [Member] | Appraisal and Liquidation Adjustments [Member] | Appraisal of Collateral [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans, measurement input	0.15	0.13
Maximum [Member] | Mortgage Servicing Rights [Member] | Estimated Pre-Payment Speed, Based on Rate and Term [Member] | Multiple of Annual Servicing Fee [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Mortgage servicing rights, measurement input	4	4
Minimum [Member] | Impaired Loans [Member] | Appraisal and Liquidation Adjustments [Member] | Appraisal of Collateral [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans, measurement input	0.00	0.00
Minimum [Member] | Mortgage Servicing Rights [Member] | Estimated Pre-Payment Speed, Based on Rate and Term [Member] | Multiple of Annual Servicing Fee [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Mortgage servicing rights, measurement input	3	3
Weighted Average [Member] | Impaired Loans [Member] | Appraisal and Liquidation Adjustments [Member] | Appraisal of Collateral [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired Loans, measurement input	0.14	0.08
Weighted Average [Member] | Other Real Estate Owned [Member] | Appraisal and Liquidation Adjustments [Member] | Appraisal of Collateral [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other real estate owned, measurement input	0.02	0.22
Weighted Average [Member] | Mortgage Servicing Rights [Member] | Estimated Pre-Payment Speed, Based on Rate and Term [Member] | Multiple of Annual Servicing Fee [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Mortgage servicing rights, measurement input	3.69	3.71